                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE 30, 2005
                                                -------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    HANAWALT ASSOCIATES LLC
Address: 645 MADISON AVENUE, 6TH FLOOR
         NEW YORK, NEW YORK 10022


Form 13F File Number:  28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     LAWRENCE S. PIDGEON
Title:    MEMBER - HANAWALT ASSOCIATES LLC
Phone:    (212) 404-4651


Signature, Place, and Date of Signing:

   /S/ LAWRENCE S. PIDGEON         NEW YORK, NEW YORK         AUGUST 12, 2005
   -----------------------         ------------------         ---------------
        [Signature]                   [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                              -

Form 13F Information Table Entry Total:       40
                                              --

Form 13F Information Table Value Total:       $384,831
                                              --------
                                             (thousands)




List of Other Included Managers:              NONE
                                              ----


                                       2


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13F INFORMATION TABLE FOR HANAWALT ASSOCIATES, LLC (6/30/05)

                                         TITLE               MARKET   SHARE/                                       VOTING AUTHORITY
                                          OF                 VALUE     PRN    SHARE/  PUT/  INVESTMENT  OTHER     ------------------
NAME OF ISSUER                           CLASS    CUSIP      (USD)    AMOUNT   PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                           -----    -----      -----    ------   ---    ----  ----------  --------  ----  ------  ----
AUTOLIV INCCMN                            COM   052800109    2,024     46,200   SH           SOLE                   X
AUTONATION, INC.CMN                       COM   05329W102    6,400    311,876   SH           SOLE                   X
AUTOZONE, INC.CMN                         COM   053332102   21,451    232,000   SH           SOLE                   X
BERKSHIRE HATHAWAY INC CL-A(DEL) CLASS A  CLA   084670108    3,674         44   SH           SOLE                   X
CAMPBELL SOUP COCMN                       COM   134429109    2,868     93,200   SH           SOLE                   X
CARDINAL HEALTH INCCMN                    COM   14149Y108    2,816     48,900   SH           SOLE                   X
CARMAX INCCMN                             COM   143130102    7,100    266,400   SH           SOLE                   X
CBRL GROUP INCCMN                         COM   12489V106   26,343    677,883   SH           SOLE                   X
CLEAR CHANNEL COMMUNICATIONSCMN           COM   184502102    1,732     56,000   SH           SOLE                   X
CNA FINCL.CORP.CMN                        COM   126117100    2,748     96,700   SH           SOLE                   X
COCA-COLA COCMN                           COM   191216100    5,444    130,400   SH           SOLE                   X
COMMERCE BANCORP INC N.J.CMN              COM   200519106    1,473     48,600   SH           SOLE                   X
CONSOLIDATED GRAPHICS INCCMN              COM   209341106    2,677     65,663   SH           SOLE                   X
DEB SHOPS INCCMN                          COM   242728103    3,358    115,900   SH           SOLE                   X
DIRECTV GROUP INCCMN                      COM   25459L106   34,421  2,220,700   SH           SOLE                   X
ETHAN ALLEN INTERIORS INCCMN              COM   297602104   13,273    396,100   SH           SOLE                   X
FIFTH THIRD BANCORPCMN                    COM   316773100    5,356    130,100   SH           SOLE                   X
FURNITURE BRANDS INTERNATIONALINC         COM   360921100    2,440    112,900   SH           SOLE                   X
GOLDEN WEST FINANCIAL CORPCMN             COM   381317106    1,591     24,706   SH           SOLE                   X
H.J.HEINZ CO.CMN                          COM   423074103    2,685     75,800   SH           SOLE                   X
HEALTH MANAGEMENT ASSOC. CL ACMN CLASS A  CLA   421933102    2,223     84,900   SH           SOLE                   X
IHOP CORP NEWCMN                          COM   449623107    7,780    179,300   SH           SOLE                   X
INTL SPEEDWAY CORP-CL ACMN CLASS A        CLA   460335201   11,833    210,400   SH           SOLE                   X
KERZNER INTERNATIONAL LTDCMN              SHS   P6065Y107    2,750     48,280   SH           SOLE                   X
LIMITED BRANDS, INC.CMN                   COM   532716107    2,545    118,800   SH           SOLE                   X
MBNA CORPORATIONCMN                       COM   55262L100   40,967  1,566,000   SH           SOLE                   X
MERCHANTS BANCSHARES INCCMN               COM   588448100      304     11,600   SH           SOLE                   X
MERCURY GENERAL CORPORATIONCMN            COM   589400100   39,196    718,931   SH           SOLE                   X
MET-PRO CORPORATIONCMN                    COM   590876306      521     34,266   SH           SOLE                   X
MOHAWK INDUSTRIES INCCOMMON STOCK         COM   608190104    4,736     57,400   SH           SOLE                   X
PAPA JOHN'S INTERNATIONAL INC.CMN         COM   698813102    3,034     75,900   SH           SOLE                   X
PIER 1 IMPORTS INC (DELAWARE)CMN          COM   720279108    2,466    173,800   SH           SOLE                   X
PRE PAID LEGAL SERVICES INCCMN            COM   740065107    6,081    136,200   SH           SOLE                   X
REPUBLIC SERVICES INCCMN                  COM   760759100    2,820     78,300   SH           SOLE                   X
SEARS HOLDINGS CORPORATIONCMN             COM   812350106   39,299    262,219   SH           SOLE                   X
SNAP-ON INCCMN                            COM   833034101   36,632  1,068,000   SH           SOLE                   X
STUDENT LOAN CORPCMN                      COM   863902102    1,481      6,739   SH           SOLE                   X
UTAH MEDICAL PRODS INC.CMN                COM   917488108      550     25,700   SH           SOLE                   X
WAL MART STORES INCCMN                    COM   931142103   29,325    608,400   SH           SOLE                   X
WEYCO GROUP INCCMN                        COM   962149100      414     21,000   SH           SOLE                   X

                                                           384,831
